                                                                    May 1, 1999

Dear Shareholder:

  The Zweig Total Return Fund's net asset value, including $0.21 in reinvested distributions, decreased 1.1% during the quarter ended March 31, 1999. Consistent with our policy of seeking to minimize risk while earning reasonable returns, the Fund's average exposure during the period was 78%.

  The first quarter was a volatile and difficult period for U.S. Treasuries. Yields of the long bond--the 30-year Treasury--began the year at a 5.10% yield to maturity. As the quarter progressed and the slowdown, expected by many street economists, failed to materialize, the yield of the long bond soared as high as a 5.70% yield to maturity.

  Although the S&P 500 Index gained 5.0%, including dividends, in the first quarter, it is important to note that the index does not really reflect the performance of the overall market. Actually the few top stocks in the S&P 500 were responsible for most of the advance. For comparison purposes, the unweighted S&P 500 was up 1.2% while the S&P 500 midcap was down 6.4%. The Value Line Index, which measures the average performance of 1,700 major stocks, also dropped 6.4%. The Russell 2000 Index fell 5.8%

  You can see by these numbers what kind of market it was. We hold many mid-cap and big-cap value stocks in our portfolio and they have been underperforming for some time. There has been somewhat of a turnaround in that picture recently but that was the market situation from mid-April of 1998 through mid-April, 1999.

  Out of a universe of 8,000 stocks, about 78% were down from April, 1998 to April, 1999, according to Ned Davis Research. The market was buoyed by some of the big stocks like Microsoft and Dell, both of which we own. However, the average stock just wasn't keeping up.


                             DISTRIBUTION DECLARED

  In accordance with our policy of distributing 10% of net asset value per year, which equals 0.83% per month (10% divided by 12 months), the Fund announced a distribution of $0.07 payable on May 26, 1999, to shareholders of record on May 13, 1999. The value of a distribution depends on the exact net asset value at the time of declaration. For the May distribution, 0.83% of the Fund's net asset value was equivalent to $0.07 per share. Including this distribution, the Fund's payout since its inception is now $9.50


                                MARKET OUTLOOK

  Our bond exposure at the end of the first quarter was 34% compared with 53% at year-end. If we were fully invested, we would be at 62.5% in bonds and 37.5% in stocks. Consequently, at 34% in bonds, we are at about 54% of a full position (34%/62.5%).

  As evidenced by robust job growth and healthy output numbers, the U.S. economy in the first quarter continued to be much stronger than had been anticipated. Unemployment hit a 30-year low of 4.2% and the Gross National Product for the first quarter is expected to be close to 4.0%. Yields of the 30-year Treasury Bond ended the quarter at 5.625%, rising over 50 basis points in the three-month period.

  With commodity prices rising and global growth improving, our outlook for bonds continues to be fairly bearish. Although the long bond has rallied somewhat recently, this is largely attributed to relief that the Federal Reserve did not tighten at its last meeting. Additionally, many central banks--including the European Central Bank, The Bank of England, and The Bank of Canada--have eased, which has helped other bond markets. Moreover, there is evidence that Japan has finally made an economic turnaround and the Nikkei is certainly showing signs of life. If Japan's economic engine is truly picking up steam, the ensuing global strength would be very bearish for the Treasury bond market.

  Our equity exposure at the end of the first quarter was 30% compared with 37% at year-end. At this figure we were 80% of a full position (30%/37.5%).

  As far as equities are concerned, we seem to be in what used to be called a "Goldilocks economy"--not too cold and not too hot. At this writing, there is no budget deficit, virtually no inflation, low unemployment, and a growing but not overheating economy.

  Under these circumstances, price/earning ratios generally go higher, which has been happening for some time. They are currently about the highest in history. As long as the economy continues its present course, the stock market will probably be okay. But if the economic variables start to deteriorate, we will just have further down to go to achieve more normal price/earnings levels.

  I am not particularly concerned by Commerce Department figures that the economy expanded by almost 4% last year while profits fell 2.2%. Believe it or not, the market generally does better when profits are moderately weak. That's because such a period usually sees less inflation and lower interest rates.

  With the market focused on a shrinking number of growth stocks and with most stocks declining, some market observers see a similarity to the situation in the 1970's when the steady rise of the so-called "Nifty Fifty" stocks foreshadowed a bear market. While there are some parallels in the current market, there are important differences.

  For one thing, the "Nifty Fifty" were not as solid as people thought at the time. Many of today's big stocks are benefiting from the technological revolution which is far greater than that of the 1970's. What finally derailed that market wasn't the speculation in those stocks. It was a return to higher inflation, higher interest rates, and a tight monetary policy by the Federal Reserve. If we get these conditions, the present market will also go down.

  Although the Fed acknowledges that the economy is stronger than expected and bond yields are creeping higher, I do not think that the Fed will do any tightening in the near term. At least, that's my guess.

  Some market observers believe that the so-called nosebleed valuations of some fast-growing companies are worrisome. I think valuations will keep going up until something happens to these individual companies or higher interest rates hit the entire market. If interest rates and inflation remain low, I think these stocks can move still higher. However, I would be more comfortable if price/earnings ratios were more reasonable.

  A recent phenomenon is the belief by a lot of traders that momentum is the only yardstick and that traditional fundamentals can be ignored. I strongly disagree. That is not an intelligent way to buy and sell stocks. The straight momentum players will get killed when the market turns.

  Summing up, the market positives include the current economy with the low inflation and okay interest rates--the Fed cut three times last fall with no apparent increase on the horizon. Among the negatives, there is some excess speculation in the market and valuations are on the high side but I don't see these as significant problems. Overall, my indicators are slightly positive.


                             PORTFOLIO COMPOSITION

  Reflecting our investment policy guidelines, all of our bonds are U.S. Government & Agency obligations. The average duration of the bond portion of our portfolio (sensitivity to interest rates) is 4.0 years, compared with 6.1 years at the close of the fourth quarter. Since these bonds are liquid, they give us the flexibility to adjust swiftly to changing market conditions.

  With equities, the composition of the leading industry groups in our portfolio showed little change during the first quarter. On March 31 these sectors included financial services, utilities, technology, telecommunications, retail trade and services, and manufacturing. With the exception of retail trade and services, which replaced oil and oil services, all of the above were in our top ranking at the close of the fourth quarter of 1998.

  In the retail field, our previous holdings appreciated in value and we added three major factors: Sears, Best Buy Company (a retailer of consumer electronics and related equipment with over 300 stores in 36 states), and Claire's Stores (a mall-based retailer of popular-priced teen's fashion items). As oil stocks fell in value, we trimmed the USX-Marathon Group and several other positions.

  Our largest individual positions include Ford, Telefonos de Mexico, Microsoft, General Motors, Burlington Northern, Morgan Stanley Dean Witter, EMC, Amgen, Daimler Chrysler, and Dell.

  New to the above rankings are General Motors, which we acquired during the quarter, and Telefonos de Mexico, Morgan Stanley Dean Witter, EMC, and Amgen, all of which appreciated in value. We also added to our position in Telefonos de Mexico.

  Among the previous quarter's top positions, we have sold out our holdings in Maytag, McKesson, and AT&T, and trimmed our stake in Home Depot and MCI Worldcom.

                Sincerely,
                Martin E. Zweig, Ph.D.
                Chairman

                       THE ZWEIG TOTAL RETURN FUND, INC.

                            STATEMENT OF NET ASSETS
                                 March 31, 1999
                                  (Unaudited)

                                                         Number of
                                                          Shares      Value
                                                         --------- ------------

Common Stocks                                     33.23%
Aerospace & Defense                                0.62%
  B.F. Goodrich & Co. ..................................   75,800  $  2,600,888
  Northrop Corp. .......................................   32,100     1,921,987
                                                                   ------------
                                                                      4,522,875
                                                                   ------------
Apparel Manufacturer                               0.67%
  Liz Claiborne, Inc. ..................................   35,900     1,171,238
  VF Corp. .............................................   37,600     1,774,250
  Warnaco Group, Inc. ..................................   80,700     1,992,281
                                                                   ------------
                                                                      4,937,769
                                                                   ------------
Automotive                                         1.62%
  Daimler Chrysler AG...................................   42,015     3,605,412
  Ford Motor Co. .......................................   75,900     4,307,325
  General Motors Corp. .................................   45,900     3,987,563
                                                                   ------------
                                                                     11,900,300
                                                                   ------------
Biotechnology                                      0.49%
  Amgen, Inc. ..........................................   48,200     3,608,975
                                                                   ------------
Cable & Television                                 0.22%
  Comcast Corp. ........................................   25,600     1,611,200
                                                                   ------------
Chemicals                                          0.31%
  IMC Global, Inc. .....................................  111,100     2,270,606
                                                                   ------------
Consumer Durables                                  0.65%
  Cooper Tire & Rubber Co. .............................   70,800     1,300,950
  Whirlpool Corp. ......................................   63,400     3,447,375
                                                                   ------------
                                                                      4,748,325
                                                                   ------------
Consumer Products                                  0.46%
  Fortune Brands, Inc. .................................   51,900     2,007,881
  Premark International, Inc. ..........................   42,100     1,386,669
                                                                   ------------
                                                                      3,394,550
                                                                   ------------
Consumer Services                                  0.17%
  Service Corp., Inc. ..................................   87,100     1,241,175
                                                                   ------------
Electronics                                        0.16%
  Avnet, Inc. ..........................................   32,200     1,179,325
                                                                   ------------
Engineering & Construction                         0.24%
  Fluor Corp. ..........................................   66,200     1,787,400
                                                                   ------------
Financial Services                                 5.01%
  ACE Ltd. .............................................   88,500     2,760,093
  A.G. Edwards & Sons, Inc. ............................   47,200     1,542,850
  Allstate Corp. .......................................   81,600     3,024,300
  Astoria Financial Corp. ..............................   61,900     3,095,000
  Bear Stearns & Co., Inc. .............................   46,916     2,096,559

                                                        Number of
                                                          Shares      Value
                                                        ---------- ------------

Financial Services -- (Continued)
  Charter One Financial, Inc. .........................     36,084 $  1,041,362
  Conseco, Inc. .......................................     74,800    2,309,450
  Dime BanCorp., Inc. .................................     72,200    1,674,138
  Fidelity National Financial Corp. ...................     38,400      576,000
  GATX Corp. ..........................................     26,600      876,138
  Hartford Financial Services Group, Inc. .............     51,400    2,920,163
  Loews Corp. .........................................     37,800    2,820,825
  Morgan Stanley, Dean Witter, Discover & Co. .........     37,500    3,747,655
  Old Republic International Corp. ....................     57,750    1,053,938
  PaineWebber Group Inc. ..............................     67,100    2,675,613
  Reliance Group Holdings, Inc. .......................     32,500      245,781
  Reliastar Financial Corp. ...........................     20,900      890,863
  Ryder Systems, Inc. .................................     84,500    2,334,313
  Selective Insurance Group, Inc. .....................     19,600      345,450
  UnionBancal Corp. ...................................     19,500      664,218
                                                                   ------------
                                                                     36,694,709
                                                                   ------------
Food & Beverage                                   0.35%
  Adolph Coors Co., Class B............................     47,800    2,581,200
                                                                   ------------
Home Builders & Materials                         0.30%
  Fleetwood Enterprises, Inc. .........................     44,300    1,268,087
  Kaufman & Broad Home Corp. ..........................     40,600      916,038
                                                                   ------------
                                                                      2,184,125
                                                                   ------------
Industrial Services                               0.11%
  Ogden Corp. .........................................     33,600      808,500
                                                                   ------------
Investment Companies                              0.95%
  Blackrock 2001 Term Trust, Inc. .....................     29,000      261,000
  Blackrock Strategic Term Trust, Inc. ................     29,000      266,438
  Central European Equity Fund, Inc. ..................     18,600      224,363
  Emerging Markets Infrastructure Fund, Inc. ..........     94,200      765,375
  Emerging Markets Telecommunications Fund, Inc. ......     30,800      286,825
  France Growth Fund, Inc. ............................     25,700      348,556
  Gabelli Equity Trust, Inc. ..........................     44,100      523,688
  Gabelli Global Multimedia Trust Fund, Inc. ..........     51,700      613,938
  Italy Fund, Inc. ....................................     28,900      435,306
  Mexico Fund, Inc. ...................................     68,900    1,046,419
  Morgan Stanley Emerging Markets Fund, Inc. ..........     51,400      491,513
  Portugal Fund, Inc. .................................     10,200      138,975
  Royce Value Trust, Inc. .............................     70,160      793,682
  Swiss Helvetia Fund, Inc. ...........................     56,800      798,750
                                                                   ------------
                                                                      6,994,828
                                                                   ------------
Leisure                                           0.13%
  Brunswick Corp. .....................................     48,700      928,344
                                                                   ------------
Lodging                                           0.18%
  Starwood Hotels & Resorts............................     45,500    1,299,594
                                                                   ------------
Manufacturing                                     2.23%
  Borg-Warner Automotive, Inc. ........................     25,600    1,224,000
  Cummins Engine Company, Inc. ........................     51,900    1,845,694
  Dana Corp. ..........................................     82,700    3,142,600
  Dexter Corp. ........................................     14,900      469,350

                                                     Number of
                                                       Shares         Value
                                                     ----------    ------------

Manufacturing -- (Continued)
  Ingersoll Rand Co. ...............................     45,100    $  2,238,087
  Johnson Controls, Inc. ...........................     26,000       1,621,750
  Kennametal, Inc. .................................     40,600         710,500
  Milacron, Inc. ...................................     31,000         488,250
  PACCAR, Inc. .....................................     24,100         992,619
  Timken Co. .......................................     83,600       1,358,500
  Tyco International Ltd. ..........................     31,900       2,288,825
                                                                   ------------
                                                                     16,380,175
                                                                   ------------
Metals & Mining                                1.28%
  AK Steel Holding Corp. ...........................     93,400       2,107,338
  Alcan Aluminum Ltd. ..............................     65,200       1,682,975
  Reynolds Metals Co. ..............................     56,600       2,734,487
  USX-U.S. Steel Group..............................    120,700       2,836,450
                                                                   ------------
                                                                      9,361,250
                                                                   ------------
Oil & Oil Services                             1.49%
  Ashland, Inc. ....................................     58,500       2,394,844
  Diamond Offshore Drilling, Inc. ..................     19,900         629,338
  Santa Fe International Corp. .....................     62,500       1,167,969
  Sunoco, Inc. .....................................     57,200       2,062,775
  Tidewater, Inc. ..................................     48,700       1,260,112
  YPF Sociedad Anonima, ADR.........................    108,100       3,411,906
                                                                   ------------
                                                                     10,926,944
                                                                   ------------
Paper & Forest Products                        0.50%
  Boise Cascade Corp. ..............................     39,000       1,257,750
  Georgia Pacific Corp. ............................     27,900       2,071,575
  Mead Corp. .......................................     10,000         307,500
                                                                   ------------
                                                                      3,636,825
                                                                   ------------
Pharmaceuticals                                0.37%
  Warner Lambert Co. ...............................     41,100       2,720,306
                                                                   ------------
Printing & Publishing                          0.21%
  Knight Ridder, Inc. ..............................     30,200       1,510,000
                                                                   ------------
Real Estate Investment Trusts                  0.13%
  Crescent Real Estate Equities Co. ................     28,100         604,150
  FelCor Lodging Trust..............................     16,400         380,275
                                                                   ------------
                                                                        984,425
                                                                   ------------
Retail Trade & Services                        2.55%
  Best Buy, Inc. ...................................     66,200       3,442,400
  Claire's Stores, Inc. ............................     37,500       1,129,688
  Home Depot, Inc. .................................     56,800       3,535,800
  May Department Stores Co. ........................     15,000         586,875
  Pier 1 Imports, Inc. .............................    145,200       1,179,750
  Sears Roebuck & Co. ..............................     75,000       3,389,063
  Supervalu, Inc. ..................................    119,400       2,462,624
  Wal Mart Stores, Inc. ............................     32,000       2,950,000
                                                                   ------------
                                                                     18,676,200
                                                                   ------------
Technology                                     3.25%
  Applied Materials, Inc. ..........................     31,000(a)    1,912,313
  Broadvision, Inc. ................................     38,400(a)    2,294,400

                                                     Number of
                                                       Shares         Value
                                                     ----------    ------------

Technology -- (Continued)
  Cisco Systems, Inc. ..............................     27,400(a) $  3,002,013
  Compaq Computer Corp. ............................     74,402       2,357,613
  Dell Computer Corp. ..............................     88,200(a)    3,605,175
  EMC Corp. ........................................     29,100(a)    3,717,524
  Intel Corp. ......................................     23,600       2,811,350
  Microsoft Corp. ..................................     46,400(a)    4,158,600
                                                                   ------------
                                                                     23,858,988
                                                                   ------------
Telecommunications                             2.64%
  Lucent Technologies Co. ..........................     31,900       3,437,225
  MCI Worldcom, Inc. ...............................     39,900(a)    3,533,644
  Nokia Corp. ......................................     19,200(a)    2,990,400
  Tele Norte Leste Participacoes S.A., ADR..........     95,000       1,460,625
  Telefonica de Argentina, S.A., ADR................     52,300       1,582,075
  Telefonos de Mexico S.A., ADR.....................     64,600       4,231,300
  Telephone & Data Systems, Inc. ...................      9,400         531,100
  Telesp Participacoes S.A., ADR....................     77,100(a)    1,590,187
                                                                   ------------
                                                                     19,356,556
                                                                   ------------
Textiles                                       0.20%
  Armstrong World Industries, Inc. .................     25,700       1,161,319
  Shaw Industries, Inc. ............................     15,000         277,500
                                                                   ------------
                                                                      1,438,819
                                                                   ------------
Tobacco                                        0.36%
  RJR Nabisco Holdings Corp. .......................    105,700       2,642,500
                                                                   ------------
Transportation                                 1.79%
  Airborne Freight Corp. ...........................     58,500       1,820,813
  Burlington Northern Santa Fe Corp. ...............    120,900       3,974,588
  Canadian Pacific Ltd. ............................     55,300       1,074,894
  CNF Transportation, Inc. .........................     86,400       3,267,000
  Comair Holdings, Inc. ............................     68,700       1,623,036
  USFreightways Corp. ..............................     42,100       1,384,038
                                                                   ------------
                                                                     13,144,369
                                                                   ------------
Utilities -- Electric & Natural Gas            3.59%
  Central & South West Corp. .......................     56,100       1,314,844
  DTE Energy Co. ...................................     51,200       1,968,000
  Edison International..............................    101,800       2,265,050
  Energy East Corp. ................................     44,200       2,323,263
  Entergy, Inc. ....................................     98,000       2,695,000
  GPU, Inc. ........................................     83,000       3,096,938
  PG&E Corp. .......................................    111,300       3,457,256
  Pinnacle West Capital Corp. ......................     37,000       1,345,875
  Public Service Co. of New Mexico..................     30,100         511,700
  Texas Utilities Co. ..............................     75,000       3,126,562
  UniCom Corp. .....................................     92,200       3,371,062
  UtiliCorp United, Inc. ...........................     38,700         880,425
                                                                   ------------
                                                                     26,355,975
                                                                   ------------
    Total Common Stocks.............................                243,687,132
                                                                   ------------

                                                    Principal
                                                      Amount          Value
                                                   ------------    ------------
United States Government & Agency Obliga-
 tions                                      34.40%
  Federal Home Loan Mortgage Corp., 5.125%,
   10/15/2008..................................... $100,200,000    $ 95,251,622
  United States Treasury Notes, 6.25%, 8/31/2000..   13,500,000      13,732,038
  United States Treasury Notes, 10.75%, 5/15/2003.   15,000,000      18,004,695
  United States Treasury Notes, 7.50%, 2/15/2005..   16,300,000      18,077,727
  United States Treasury Notes, 6.50%, 5/15/2005..    7,600,000       8,060,750
  United States Treasury Notes, 6.50%, 10/15/2006.   30,100,000(b)   32,084,734
  United States Treasury Notes, 6.125%, 8/15/2007.   13,400,000      14,015,569
  United States Treasury Bonds, 8.125%, 8/15/2021.   13,000,000      16,514,069
  United States Treasury Bonds, 7.50%, 11/15/2024.    1,200,000       1,452,000
  United States Treasury Bonds, 6.50%, 11/15/2026.   19,300,000      20,898,291
  United States Treasury Bonds, 6.375%, 8/15/2027.   13,300,000      14,206,063
                                                                   ------------
    Total United States Government & Agency
     Obligations..................................                  252,297,558
                                                                   ------------
Short-Term Investments                      30.49%
  BP Amoco Capital Corp., 5.00%, 4/1/99...........   27,000,000      27,000,000
  Ford Motor Credit Corp., 4.82%, 4/8/99..........   25,000,000      24,976,547
  General Electric Capital Corp., 4.81%, 4/5/99...   20,000,000      19,989,297
  Gillette Company, 5.00%, 4/1/99.................   27,000,000      27,000,000
  GMAC Corp., 4.89%, 4/6/99.......................   25,000,000      24,983,014
  Goldman Sachs Corp., 4.84%, 4/6/99..............   20,000,000      19,986,537
  Honeywell Corp., 5.00%, 4/1/99..................   24,700,000      24,700,000
  Household Financial Corp., 4.85%, 4/9/99........   30,000,000      29,967,658
  Merrill Lynch & Co., 4.85%, 4/7/99..............   25,000,000      24,979,784
                                                                   ------------
    Total Short-Term Investments..................                  223,582,837
                                                                   ------------

                                                    Number of
                                                    Contracts
                                                   ------------
Net Unrealized Appreciation on Futures Con-
 tracts                                      0.02%
  Standard and Poor's June 1999 Short Futures.....           77(c)      142,242
                                                                   ------------

    Total Investments.............................        98.14%    719,709,769
    Cash and Other Assets Less Liabilities........         1.86%     13,621,527
                                                         ------    ------------
    Net Assets (Equivalent to $8.13 per share
     based on 90,197,796 shares of capital stock
     outstanding).................................       100.00%   $733,331,296
                                                         ======    ============

                                                    Number of
                                                      Shares
                                                   ------------
Security Sold Short
  W.E.B.S. Index Fund, Inc. -- Mexico Series
   (Proceeds $390,725)............................       28,400    $    374,525
                                                                   ============

--------
(a) Non-income producing security.

(b) Used as collateral on short sales.

(c) The market value of short futures was $24,896,025 (representing 3.39% of the Fund's net assets) with a cost of $24,753,783.

                       THE ZWEIG TOTAL RETURN FUND, INC.

                              FINANCIAL HIGHLIGHTS
                                 March 31, 1999
                                  (Unaudited)

                                                               Net Asset Value
                                       Total Net Assets           per share
                                   --------------------------  ----------------
Beginning of period: December 31,
 1998............................                $757,212,047           $  8.43
 Net investment income...........  $  6,231,160                $  0.07
 Net realized and unrealized
  losses on investments..........   (14,781,856)                 (0.16)
 Dividends from net investment
  income and distributions from
  net long-term and short-term
  capital gains..................   (18,881,541)                 (0.21)
 Net asset value of shares issued
  to shareholders for
  reinvestment of dividends and
  distributions..................     3,551,486                  --
                                   ------------                -------
 Net decrease in net assets/net
  asset value....................                 (23,880,751)            (0.30)
                                                 ------------           -------
End of period: March 31, 1999....                $733,331,296           $  8.13
                                                 ============           =======

                                KEY INFORMATION

1-800-272-2700  Zweig Shareholder Relations:
                For general information and literature

(212) 486-3122  The Zweig Total Return Fund Hot Line:
                For updates on net asset value, share price, major industry groups and other key information


                               REINVESTMENT PLAN

   Many of you have questions
 about our reinvestment plan. We
 urger shareholders who want to
 take advantage of this plan and
 whose shares are held in "Street
 Name," to consult your broker as
 soon as possible to determine if
 you must change registration
 into your own name to
 participate.

                               ----------------

  Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

OFFICERS AND DIRECTORS
Martin E. Zweig, Ph.D.
Chairman of the Board and President
Jeffrey Lazar
Vice President and Treasurer
Stuart B. Panish
Vice President and Secretary
Christopher M. Capano
Assistant Vice President
Charles H. Brunie
Director
Elliot S. Jaffe
Director
Alden C. Olson, Ph.D.
Director
James B. Rogers, Jr.
Director
Anthony M. Santomero, Ph.D.
Director
Investment Adviser
Zweig Total Return Advisors, Inc.
900 Third Avenue
New York, New York 10022
Fund Administrator
Zweig/Glaser Advisers LLC
900 Third Avenue
New York, New York 10022
Custodian
The Bank of New York
One Wall Street
New York, New York 10286
Transfer Agent
State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110
Legal Counsel
Rosenman & Colin LLP
575 Madison Avenue
New York, New York 10022

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  This report is transmitted to the shareholders of The Zweig Total Return
Fund, Inc. for their information. This is not a prospectus, circular or repre-sentation intended for use in the purchase of shares of the Fund or any securi-ties mentioned in this report.

ZTR991                                                                3206-1Q-99




[LOGO OF THE ZWEIG TOTAL RETURN FUND, INC.


             QUARTERLY REPORT
           -------------------
              March 31, 1999